Principal accounting policies - Statutory reserves (Details)	12 Months Ended
Dec. 31, 2023
Principal accounting policies
Percentage of after tax net income transferred to statutory general reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%